Investments Accounted For Using Equity Method - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jul. 01, 2020 TWD ($)	Sep. 30, 2020	Apr. 30, 2019 TWD ($)	Dec. 31, 2021 TWD ($) NumberofSeat	Dec. 31, 2020 TWD ($)	Aug. 31, 2021 NumberofSeat	Jul. 31, 2021 NumberofSeat	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)	Jun. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019 TWD ($)	Feb. 28, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates				$ 7,127,000,000	$ 6,685,000,000
Investment in joint venture				$ 10,000,000	$ 10,000,000
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				41.90%	41.90%								41.90%	41.90%
Investments in associates				$ 3,592,000,000	$ 3,777,000,000								$ 4,190,000,000
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				0.00%	0.00%					31.16%		31.47%
Investments in associates				$ 0	$ 0
International Integrated Systems, Inc. ("IISI") [Member] | Subsequent Events [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment percentage of ownership interest											20.58%
Gain on disposal of investment	$ 1,000,000
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				23.00%	22.72%
Gain on disposal of investment			$ 151,000,000
UUPON Inc. ("UUPON") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				0.00%	0.00%
Investments in associates				$ 0	$ 0
Gain on disposal of investment				$ 15,000,000
Percentage of ownership in associates				5.36%
Reduction percentage of capital to offset accumulated deficit		95.44%
WiAdvance Technology Corporation (“WATC”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				20.00%	0.00%				20.33%
Investments in associates									$ 274,000,000
CHT Infinity Singapore Pte. Ltd. (“CISG”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates								40.00%
Investments in associates				$ 55,000,000	$ 0			$ 56,000,000
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				0.00%	14.00%
Investments in associates				$ 0	$ 3,000,000
Gain on disposal of investment				4,000,000
Percentage of ownership in associates					14.00%
Liquidation distribution				9,000,000
Chunghwa SEA Holdings (“CHT SEA”) [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture				$ 10,000,000	$ 10,000,000
Percentage of ownership in joint venture				51.00%	51.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				50.00%
No of seats allotted | NumberofSeat				2
Number of seats available for board of directors | NumberofSeat				5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				49.00%
No of seats allotted | NumberofSeat				2
Number of seats available for board of directors | NumberofSeat				5
AgriTalk Technology Inc. (“ATT”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates							17.19%
No of seats allotted | NumberofSeat							1
Number of seats available for board of directors | NumberofSeat							3
Imedtac Co., Ltd. (“IME”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				6.74%		7.54%
No of seats allotted | NumberofSeat						1
Number of seats available for board of directors | NumberofSeat						5